Net interest income (Tables)	12 Months Ended
Dec. 31, 2024
Net interest income
Schedule of net interest income

	2024	2023	2022
Continuing operations	£m	£m	£m
Balances at central banks and loans to banks - amortised cost	4,047	3,737	1,987
Loans to customers - amortised cost	18,295	15,553	10,085
Other financial assets	2,845	1,736	565
Interest receivable	25,187	21,026	12,637

Bank deposits	1,534	1,039	379
Customer deposits	8,332	5,276	785
Other financial liabilities	3,096	2,977	1,196
Subordinated liabilities	465	464	370
Internal funding of trading businesses	485	221	65
Interest payable	13,912	9,977	2,795
Net interest income	11,275	11,049	9,842